Exhibit 99.2 Schedule 4

Loan Level Exceptions
Run Date - 3/18/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
BK0O4BJAS4D	XX	XX		XX		1	1	1	1	1	1	1	1
RH0FCOUSNY0	XX	XX	XX	3	2	3	3	1	1	2	1	*** (OPEN) Appraisal is stale dated without recertification in file - EV 2
COMMENT: Lending Policy Supplement states appraisals for 1-4 units should be no older than 90 days. The appraisals for the following properties exceed the 90 day requirement: XX and XX	*** (CURED) Missing Documentation - EV 3
COMMENT:   The subject property consists of seven properties; however, the recorded Mortgage (p.13) only lists two of them and the Exhibit A attached to the recorded Mortgage, listed as page 17 of 17 on the recorder of Deeds header, only has two of the seven properties (p.28).  Not all properties were included on the recorded Mortgage.

*** (CURES) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
																COMMENT: Lending Policy Supplement states for loans on improved properties, they are required to have hazard insurance with coverage equating to replacement cost as determined by the appraisal. The loan file contains AAR's for each property that do not give a replacement cost. The hazard insurance coverage amount for all seven properties is $XX (p.250). The loan file does not contain evidence this is sufficient coverage equating to replacement cost as required.
FJTIU4YUQP2	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: Lending Policy Supplement states Construction loans require builders risk insurance with coverage equating to the full rehab budget amount (excluding soft costs). The loan file is missing the required builders risk insurance policy.
SHAX4R1MTOL	XX	XX		XX		1	1	1	1	1	1	1	1
A2Y1NV0T3JD	XX	XX		XX		1	1	1	1	1	1	1	1
DPVWPTO03W5	XX	XX		XX		1	1	1	1	1	1	1	1
1520WRC0QBE	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: Lending Policy Supplement states Construction loans require builders risk insurance with coverage equating to the full rehab budget amount (excluding soft costs). The loan file is missing the required builders risk insurance policy.
ZLEDBMT5HXO	XX	XX		XX		1	1	1	1	1	1	1	1
XOFJEX5LAEB	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the HouseCanary Review for property XX
TYSX2SW2KYO	XX	XX		XX		1	1	1	1	1	1	1	1
H3SOPDDPB41	XX			XX		1	1	1	1	1	1	1	1
WFQSJGMDWHA	XX	XX		XX		1	1	1	1	1	1	1	1
V0HAI1DRLKF	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The policy indicates Construction loans require builder’s risk insurance with coverage equating to the full rehab budget amount. The file included evidence of liability coverage; however, builders risk was not provided.
CYA1TP2TKEO	XX	XX		XX		1	1	1	1	1	1	1	1
J2YVBP3OS4R	XX	XX		XX		1	1	1	1	1	1	1	1
2UUQT305NOU	XX	XX		XX		1	1	1	1	1	1	1	1
W3EPSRFEIIV	XX	XX		XX		1	1	1	1	1	1	1	1
SZBWQCITMJP	XX	XX		XX		1	1	1	1	1	1	1	1
C1HDVSQWQTE	XX			XX		1	1	1	1	1	1	1	1
OOQM4UGN0QS	XX	XX		XX		1	1	1	1	1	1	1	1
00SKXCLCHYX	XX			XX		1	1	1	1	1	1	1	1
MVLWYTULTTY	XX	XX		XX		1	1	1	1	1	1	1	1
XJZ1NROS54I	XX	XX		XX		1	1	1	1	1	1	1	1
PTZ1Q3KYXLM	XX	XX		XX		1	1	1	1	1	1	1	1
Z22EA3OL5AN	XX	XX		XX		1	1	1	1	1	1	1	1
U5T1HPD2IVP	XX	XX		XX		3	1	1	3	1	1	1	1			*** (CURED) Missing Appraisal - EV R COMMENT: The file is missing the appraisal. Additionally, the file does not include an acceptable secondary value from an approved vendor.
05HFO5SAWKO	XX	XX		XX		1	1	1	1	1	1	1	1
HQ03CIVE0VR	XX	XX		XX		1	1	1	1	1	1	1	1
NR2L5MACBV4	XX	XX		XX		1	1	1	1	1	1	1	1
OXVVOWXQYX1	XX	XX		XX		1	1	1	1	1	1	1	1
FMGIBMUYYMZ	XX	XX		XX		1	1	1	1	1	1	1	1
VTTPE14HFME	XX	XX		XX		1	1	1	1	1	1	1	1
1F1LYDDIFSC	XX	XX		XX		1	1	1	1	1	1	1	1
3DNJNDQGK05	XX	XX		XX		1	1	1	1	1	1	1	1
YTTNHYXDFVO	XX	XX		XX		1	1	1	1	1	1	1	1
05P5E1ZERAC	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The policy requires Bridge loans for vacant land are required to have general liability insurance equating to $1MM per occurrence and $2MM in aggregate. The subject property will be completed demolished and new construction built. The appraised value is for the land alone. The file did not include evidence of general liability coverage.
5W4IERJ1EMB	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																COMMENT: The policy requires Bridge loans for vacant land are required to have general liability insurance equating to $1MM per occurrence and $2MM in aggregate. The subject property will be completed demolished and new construction built. The appraised value is for the land alone. The file did not include evidence of general liability coverage
SWLJYLVWUKO	XX	XX		XX		1	1	1	1	1	1	1	1
1NOT1PUVI3S	XX	XX		XX		1	1	1	1	1	1	1	1
ATOI3RDJY5K	XX	XX		XX		1	1	1	1	1	1	1	1
0GSMAF1NHSP	XX	XX		XX		1	1	1	1	1	1	1	1
1N23HE4A5HL	XX	XX		XX		3	1	3	1	1	1	1	1
YQUCBS51BZQ	XX	XX		XX		1	1	1	1	1	1	1	1			*
HS2XSVLBYZQ	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: Supplemental policies require the insurance premium to be paid in full. The loan file contains an email (p.156) stating the first month premium was paid and they are making monthly payments and only master insurance policies are approved to pay its premium monthly. The subject policy is not a master insurance policy. The loan file does not contain an approved exception allowing for monthly installments.
PJ45WFUQ3WT	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Guaranty is Missing - EV R COMMENT: The file is missing the repayment guaranty for the two individuals.
O1LTVQOXLAG	XX	XX		XX		1	1	1	1	1	1	1	1
IOIDAFDLKBK	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The appraisal consists of 12 non-contiguous parcels, with one of them being the subject property.  There is an overall as is value for all of the properties given of $XX; however, the appraisal is missing the breakdown of value for each property individually to verify the as is value of $XX for the subject per the final funding worksheet.

*** (CURED) Missing Documentation - EV R
																COMMENT: Per the final funding worksheet (p.127), the subject was approved as a five year long term rental hold (LTRH) loan for a duplex structured according to the LTRH guidelines approved March 2023. Audit does not have access to these guideline. Provided cited guidelines that are addressed.
WZZHIX1CWWE	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The subject loan has 3 Guarantors, XX, XX and XX. The loan file contains the Repayment Guarantees for XX p.1307. The loan file is missing the Repayment Guarantees for XX and XXC.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The loan file is missing proof the Builders Risk insurance is paid. Payment is not reflected on the HUD.

*** (CURED) HUD is not fully executed - EV R
																COMMENT: The loan file is missing proof the Builders Risk insurance is paid. Payment is not reflected on the HUD.
2BVQOZKBWMK	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R COMMENT: The policy allows for a maximum LTV of 75%. The loan closed with a 75.07% LTV ($XX/$XX)
XQCGU5SZ1JN	XX	XX		XX		1	1	1	1	1	1	1	1
GZ4MHQGBV2Q	XX	XX		XX		3	1	1	3	1	1	1	1			*** (CURED) Loan does not conform to program guidelines - EV R COMMENT: The file does not contain a secondary valuation from an approved vendor.
VQOD5A3VANZ	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Guaranty is Missing - EV R COMMENT: The file is missing the repayment guaranty for the two personal individual guarantors.
YHJPVMEQD3M	XX	XX		XX		1	1	1	1	1	1	1	1
ZQN3DU5O5LE	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Seller CD - EV R
COMMENT:   The loan file is missing the seller side of the final Settlement Statement.

*** (CURED) Not all borrowers signed HUD - EV R
																COMMENT: The final Settlement Statement is not signed by the borrower or signed/stamped by the settlement agent.
RN4VIAGWEYO	XX			XX		1	1	1	1	1	1	1	1
EM1W3AZGGT4	XX			XX		1	1	1	1	1	1	1	1
CEXAJYUI0Y2	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: Lending policy supplement states the coverage must meet the appraisal replacement cost new or have replacement cost new verbiage on the policy. The loan file contains AAR reports that do not include replacement cost new and the policy does not have the replacement cost verbiage and the file does not contain a replacement cost estimate for the properties to verify sufficient coverage was obtained.
THUGM5PFZ11	XX	XX		XX		1	1	1	1	1	1	1	1
HO452R55GIL	XX	XX		XX		1	1	1	1	1	1	1	1
LIOFHYUD1AK	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
																COMMENT: The lending policy (pg 14-15) allows a max LTV of 80% for multifamily properties. Additionally, the policy indicates or bridge loans where loan proceeds will be used solely for the purpose of acquiring property (or 15 refinancing a property within 180 days of the borrower’s acquisition date where that property has not undergone any material improvements), value is the lower of the appraised as-is value or the acquisition cost. The as is value per the appraisal is $xx and the acquistion cost is $XX (pp $XX). The lender used the value of $XX. Using the lower as is value of $XX results in a LTV of 98.28%.
JQK1WQKKDM4	XX			XX		1	1	1	1	1	1	1	1
LFLLNEGGE2W	XX	XX		XX		1	1	1	1	1	1	1	1
003EXHJFCOR	XX	XX		XX		1	1	1	1	1	1	1	1
ZBHZKP0ZKTC	XX	XX		XX		1	1	1	1	1	1	1	1
JECFV4ZXLAO	XX			XX		1	1	1	1	1	1	1	1
VREZEDM4SVL	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing the fully executed contract of sale.
NVKTX5GW4R2	XX			XX		3	1	3	1	1	1	1	1			*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R COMMENT: The loan file is missing evidence the builders risk policy is paid in full.
OEDVYNN5JOW	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: The policy supplement requires Bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The loan file is missing a copy of the hazard policy. The final HUD settlement statement does not indicate a premium was included.
FSUVVZ4ESYE	XX	XX		XX		1	1	1	1	1	1	1	1
ZHYUBDZCBBX	XX	XX		XX		1	1	1	1	1	1	1	1
RF2UBRAETHB	XX	XX		XX		1	1	1	1	1	1	1	1
15XRACUCV30	XX	XX		XX		1	1	1	1	1	1	1	1
LDQBWTTTB00	XX	XX		XX		1	1	1	1	1	1	1	1
KO1MANP0HL3	XX			XX		1	1	1	1	1	1	1	1
RQKPTXHNNVN	XX			XX		1	1	1	1	1	1	1	1
R2DYYBNFDUT	XX			XX		1	1	1	1	1	1	1	1
T30QC3NMUBU	XX			XX		1	1	1	1	1	1	1	1
G3RIY0XJLYW	XX	XX		XX		1	1	1	1	1	1	1	1
XYJPBB5ICFI	XX	XX		XX		1	1	1	1	1	1	1	1
DMBENGL15ER	XX	XX		XX		1	1	1	1	1	1	1	1
XEZCZVMQS2P	XX	XX		XX		1	1	1	1	1	1	1	1
ZJIKWUGMULC	XX	XX		XX		1	1	1	1	1	1	1	1
JYEDVJSJ5VZ	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Purchase Contract - EV R COMMENT: The purchase contract is not executed by the seller.
SSTBQ4VOE4B	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Guaranty is Missing - EV R COMMENT: The file is missing the Repayment Guaranty.
KCMZFOPNH0V	XX	XX		XX		1	1	1	1	1	1	1	1
NFDBJD043OH	XX	XX		XX		1	1	1	1	1	1	1	1
KU413WA2CSM	XX			XX		1	1	1	1	1	1	1	1
DU34PM2X50Q	XX	XX		XX		1	1	1	1	1	1	1	1
RUNF41G212F	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The lending supplement policy Construction loans require builder’s risk insurance with coverage equating to the full rehab budget amount. The remaining construction cost are $xx, the Builders Risk reflects coverage of $xx.
5SXLRO2420K	XX	XX		XX		1	1	1	1	1	1	1	1
FF2J0GMIDCS	XX	XX		XX		1	1	1	1	1	1	1	1
5F2FDQJE5JB	XX	XX		XX		1	1	1	1	1	1	1	1
VKPEXWVQRAR	XX	XX		XX		1	1	1	1	1	1	1	1
WDDNN1GLUEL	XX	XX		XX		1	1	1	1	1	1	1	1
QVO2NDANIAR	XX	XX		XX		1	1	1	1	1	1	1	1
CQLWTGH2L45	XX	XX		XX		1	1	1	1	1	1	1	1
T25CSZY2K14	XX	XX		XX		1	1	1	1	1	1	1	1
PSWRY415GEY	XX	XX		XX		1	1	1	1	1	1	1	1
R2KOJKVKBAH	XX	XX		XX		1	1	1	1	1	1	1	1
2PYVRWOEDDA	XX	XX		XX		1	1	1	1	1	1	1	1
0LUTSQY0PWE	XX	XX		XX		1	1	1	1	1	1	1	1
LRJMWV5LGWZ	XX	XX		XX		1	1	1	1	1	1	1	1
GYKEAP5OED3	XX	XX		XX		1	1	1	1	1	1	1	1
OV0G0HPRZH0	XX	XX		XX		1	1	1	1	1	1	1	1
TG1WXFRTW2Z	XX	XX		XX		1	1	1	1	1	1	1	1
OMRQ0SSPOQ0	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																COMMENT: The loan file contains Builders Risk insurance p.163 with $XXper structure. The subject is a Bridge loan. Per Policies, Bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. Bridge loans for vacant land are required to have general liability insurance equating to $1MM per occurrence and $2MM in aggregate. The loan file is missing proof the Builder Risk insurance is paid.
UGPH0ZOQ2JM	XX	XX		XX		1	1	1	1	1	1	1	1
3DFAIQGRX0Y	XX	XX		XX		1	1	1	1	1	1	1	1
BCVQ5FVUQKA	XX	XX		XX		1	1	1	1	1	1	1	1
3UMSUPQXCT1	XX	XX		XX		1	1	1	1	1	1	1	1
MCK5J3IHVNE	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Appraisal is 4 months after Note Date - EV 2
															COMMENT: The policy indicates the appraisal report generally should not be older than 3 months (90 days) at closing. The original loan file contains an email from management approving the use of the previous appraisal dated 8/XX/2023 from CBRE for the subject refinance.
NJJDHXT5TJG	XX			XX		1	1	1	1	1	1	1	1
GCRW3XDZ55H	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																COMMENT: The loan file contains Builders Risk insurance p.128 with $XXper structure. The subject is a Bridge loan. Per Policies, Bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. Bridge loans for vacant land are required to have general liability insurance equating to $1MM per occurrence and $2MM in aggregate. The loan file is missing proof the Builder Risk insurance is paid.
VXQHMNWIXZS	XX			XX		1	1	1	1	1	1	1	1
KLTWMCXUH13	XX			XX		1	1	1	1	1	1	1	1
QICOXW3AVQA	XX	XX		XX		1	1	1	1	1	1	1	1
GQHNHB2RJJO	XX	XX		XX		1	1	1	1	1	1	1	1
UQRTXMQTG2C	XX	XX		XX		1	1	1	1	1	1	1	1
FG5J2WPLEGB	XX	XX		XX		1	1	1	1	1	1	1	1
NTSHGXC4K1Y	XX	XX		XX		1	1	1	1	1	1	1	1
CJVS3ORQMIR	XX	XX		XX		1	1	1	1	1	1	1	1
5A12UNAKQVI	XX	XX		XX		1	1	1	1	1	1	1	1
FIWEOYT5J3T	XX	XX		XX		1	1	1	1	1	1	1	1
G12NWEYKE2U	XX	XX		XX		1	1	1	1	1	1	1	1
S0HYS2ODINB	XX	XX		XX		1	1	1	1	1	1	1	1
BIEBYUQJ1R2	XX	XX		XX		1	1	1	1	1	1	1	1
APB2BDWKOTB	XX	XX		XX		1	1	1	1	1	1	1	1
3AWBVTDKHKA	XX	XX		XX		1	1	1	1	1	1	1	1
Q3XS00XCOUM	XX			XX		1	1	1	1	1	1	1	1
WFHP1JVJ4BT	XX	XX		XX		1	1	1	1	1	1	1	1
GTG5MWNWG5T	XX	XX		XX		1	1	1	1	1	1	1	1
IF433I2NCNJ	XX			XX		1	1	1	1	1	1	1	1
AIJTLJWPYPT	XX			XX		2	2	2	1	1	2	1	1		*** (OPEN) Matured Loan - EV 2 COMMENT: The exception for extending the matured date of the Note is missing from the loan file.
IRDBZNWZ2S3	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Guaranty is Missing - EV R
COMMENT:   The file is missing the repayment guaranty for the guarantors.

*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months.
Q2SMB0GLWFX	XX	XX		XX		3	1	3	1	1	3	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The hazard insurance policy (p.944) is missing the property located at XX.
X20V4YSYC22	XX	XX		XX		1	1	1	1	1	1	1	1
MP3ZL4GQZ5H	XX	XX		XX		1	1	1	1	1	1	1	1
K1R5N3GFXK2	XX			XX		1	1	1	1	1	1	1	1
T2IDDUQEA0D	XX	XX		XX		1	1	1	1	1	1	1	1
N3A5PIUBM5D	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Appraisal is stale dated without recertification in file - EV R
																COMMENT: Per Supplemental Policy, appraisal approved time period for a 1-4 unit is 90 days or less and with management approval can be up to 180 days. The appraisal is dated 8/XX/2022 which is 97 days prior to the Note date. The loan file is missing management approval allowing it to exceed the 90 days.
HWM4F0VTV4V	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The DSCR calculation during the audit review .939%. Per the guidelines on page 11 -12, the DSCR limit is 1.10%. According to the Doc Order / Funding Worksheet on page 134 the expenses is $4,697. The insurance binder on page 133 indicates a premium of $8729.20/year. Combined with the flood insurance and the taxes the total expenses calculated during audit is $10,280.04.

*** (CURED) Missing Market Rent / Operating Agreement - EV R
																COMMENT: The Doc Order / Funding Worksheet on page 133 indicates market rent of $24,360/year. The loan file is missing documentation verifying the market rent.
IYDMCPZNXMN	XX			XX		1	1	1	1	1	1	1	1
NNGE00MX01W	XX			XX		1	1	1	1	1	1	1	1
H4EHJHPP0L3	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
															COMMENT: Supplemental Policy states bridge loans for improved properties are required to have hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The loan file does not contain appraisal; however, has AAR reports that do not give the replacement cost for each property. Additionally, the file does not have a replacement cost estimate provided for each property and the Hazard Insurance policies give the limit value for each property; however, does not state if it is Guaranteed Replacement cost. Audit is unable to determine if hazard insurance has sufficient coverage for all 36 properties.	*** (CURED) Missing Documentation - EV R COMMENT: Per the final funding worksheet (p.3959), all properties are stabilized. The loan file is missing the rental leases for the following properties: XX
SC2V4P2B2OO	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: Lending Policy Supplement states bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The appraisal does not reflect the replacement cost and the Master policy in the file (p.95) does not state it has replacement coverage.
RWEMMDI0IWS	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
															COMMENT: Supplemental policy states bridge loans for improved properties are required to have an insurance policy with coverage equating to replacement cost as determined by the appraisal or with guaranteed replacement coverage verbiage. The appraisal does not have the replacement cost value and the file does not have a replacement cost estimate and the policy does not have guaranteed replacement coverage verbiage.	*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final Settlement Statement is not signed by the borrower or stamped/signed by the settlement agent.
RWCAQLTSY0B	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Guaranty is Missing - EV R
COMMENT:   The file is missing the repayment guaranty for the 3 guarantors.

*** (CURED) Missing Appraisal - EV R
																COMMENT: The file is missing the appraisal for XX confirming an appraised value of $XX.
SEAHQ03NDGI	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Title issue - EV R COMMENT: The preliminary title (p.222) reflects a policy amount of $XX; however, the final title policy issued 5/XX/2023 lists the amount of insurance as $0.00.
BN0CNTUJV4B	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months.
B5DPKAEU4H4	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months.
4WKGEHLI4GG	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months.
JC0P5Z5EIEO	XX			XX		1	1	1	1	1	1	1	1
KF5CMBFHA5A	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   All of the XX reviews are missing the bedroom and bathroom count and how many units the residence has.  All of the reports reflects insufficient data for bedroom count, months of supply, days on market, comparable home price trend.  The file did not include additional information to confirm the missing documentation.

*** (CURED) Lender Approval - EV R
																COMMENT: The Sponsor approval expired 08/XX/2022 and the subject Note date is 6/XX/2023.
BRSTOPFULMC	XX	XX		XX		1	1	1	1	1	1	1	1
ER3PLGB4FXR	XX			XX		2	2	2	1	1	2	1	1		*** (OPEN) Purchase Contract - EV 2 COMMENT: The Purchase and Sales Agreement (p.107-120) between XX and XX is not signed by the seller.
1UULGX3PKFF	XX	XX		XX		1	1	1	1	1	1	1	1
B3VEIYN3UEV	XX			XX		1	1	1	1	1	1	1	1
X52YYAESF3E	XX	XX		XX		1	1	1	1	1	1	1	1
NMZJ4VG532M	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   Supplemental policy reflects hazard insurance policy should meet appraisal replacement cost or allow for insurance agent estimate and 100% replacement cost new verbiage.  The loan file does not contain an appraisal that has the replacement cost, the loan file does not contain a replacement cost estimate and the evidence of insurance does not have the guaranteed replacement verbiage.

*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: The file contains only an Evidence of Insurance document that does not disclose the premium amount, it does not contain a binder or declaration page.
H0OUXK5JUEN	XX			XX		1	1	1	1	1	1	1	1
5DEDLUII3HV	XX			XX		1	1	1	1	1	1	1	1
33W5A03GOR5	XX			XX		1	1	1	1	1	1	1	1
SFVDHLSUL2C	XX			XX		1	1	1	1	1	1	1	1
UKEUUHJ1P5R	XX	XX		XX		1	1	1	1	1	1	1	1
OCGSEUUCJDO	XX	XX		XX		1	1	1	1	1	1	1	1
KCXAWSFUHGZ	XX	XX		XX		1	1	1	1	1	1	1	1
AXANR3UNOOT	XX	XX		XX		1	1	1	1	1	1	1	1
GRSYITTIROA	XX			XX		1	1	1	1	1	1	1	1
KQ2UHK1YVO4	XX			XX		1	1	1	1	1	1	1	1
PNPEE3H0MHG	XX			XX		1	1	1	1	1	1	1	1
H21TQKYUZX3	XX	XX		XX		1	1	1	1	1	1	1	1
AQBGJFVGD12	XX			XX		1	1	1	1	1	1	1	1
UDHJ02WYSQ1	XX	XX		XX		1	1	1	1	1	1	1	1
1EL2FZODCT2	XX	XX		XX		1	1	1	1	1	1	1	1
UHBXNSO51EI	XX			XX		1	1	1	1	1	1	1	1
025FXXPZQQW	XX	XX		XX		1	1	1	1	1	1	1	1
T0HXL3ZLZE0	XX	XX		XX		1	1	1	1	1	1	1	1
HI4ABWZOIVN	XX	XX		XX		1	1	1	1	1	1	1	1
UCA02XF3VHS	XX			XX		1	1	1	1	1	1	1	1
F4SHCDDO3RN	XX			XX		1	1	1	1	1	1	1	1
T350WI2EMTY	XX			XX		1	1	1	1	1	1	1	1
OHO2BY4G5NH	XX			XX		1	1	1	1	1	1	1	1
4PMZH4WFKYS	XX	XX		XX		1	1	1	1	1	1	1	1
VTPT15XWV0R	XX	XX		XX		1	1	1	1	1	1	1	1
0XJA2U1WTX0	XX	XX		XX		1	1	1	1	1	1	1	1
JCIEAZOQEFP	XX	XX		XX		1	1	1	1	1	1	1	1
UDHSHUSRTFQ	XX			XX		1	1	1	1	1	1	1	1
HCZ4UVEPCTU	XX			XX		1	1	1	1	1	1	1	1
LVIEXKHMWLA	XX			XX		1	1	1	1	1	1	1	1
PTUA2UVSKM4	XX	XX		XX		1	1	1	1	1	1	1	1
SFYWBBN004N	XX	XX		XX		1	1	1	1	1	1	1	1
VJBBKLUXALM	XX	XX		XX		1	1	1	1	1	1	1	1
HLNBYO0FBYY	XX			XX		1	1	1	1	1	1	1	1
YJUWU2QBP1G	XX			XX		1	1	1	1	1	1	1	1
LVCFTSWQA24	XX			XX		1	1	1	1	1	1	1	1
MAE0Q3ODO0Q	XX	XX		XX		1	1	1	1	1	1	1	1
RBA0VRNRJ0B	XX			XX		1	1	1	1	1	1	1	1
GR3GT5V1NRV	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The final title policy reflects an insured amount of $XX.  The note reflects a loan amount of $XX.

*** (CURED) Guaranty is Missing  - EV R
																COMMENT: The file is missing the executed carveout guaranty for XX.
0TL5F32KFJR	XX	XX		XX		1	1	1	1	1	1	1	1
YFKSVBFXEZX	XX			XX		1	1	1	1	1	1	1	1
ZTNZF40IMEQ	XX			XX		1	1	1	1	1	1	1	1
CTKY3EJG351	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																COMMENT: The policy supplement requires renovation loans where no additional square footage is being added for improved properties are required to have a vacant hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The evidence of insurance reflects coverage amount of $XX. The appraisal reflects the cost new amount as $XX.
XJSRYFOZ14G	XX			XX		1	1	1	1	1	1	1	1
3O4KFWKYMPO	XX			XX		1	1	1	1	1	1	1	1
Z03XBVDULWZ	XX			XX		1	1	1	1	1	1	1	1
E25L4MSIGH2	XX			XX		1	1	1	1	1	1	1	1
20H4PKDVIFK	XX			XX		1	1	1	1	1	1	1	1
SW23ET1FJKD	XX	XX		XX		1	1	1	1	1	1	1	1
EAJ4KPI35GS	XX			XX		1	1	1	1	1	1	1	1
3W4DFZQDN0G	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The policy indicates Construction loans require builder’s risk insurance with coverage equating to the full rehab budget amount. The file included evidence of liability coverage and a policy for $XX, the replacement cost on the appraisal shows $XX. The total rehab budget is XX. The file included an approved exception.
V3VCPVQBZDH	XX			XX		1	1	1	1	1	1	1	1
CJMOYU5ZQ4E	XX			XX		1	1	1	1	1	1	1	1
LBWMAA0SCMU	XX			XX		1	1	1	1	1	1	1	1
MK0ZNUDD2K0	XX			XX		1	1	1	1	1	1	1	1
4NHIA5VOY2B	XX			XX		1	1	1	1	1	1	1	1
2FGIEYL12X0	XX			XX		1	1	1	1	1	1	1	1
KTMKEE2E0Q0	XX			XX		3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The file is missing evidence of the master insurance policy.
OU0MRRYYCXL	XX			XX		1	1	1	1	1	1	1	1
OJHLFZBLAFE	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Only Estimated HUD in file - EV R
																COMMENT: The loan file contains an Estimated HUD dated 1/XX/2024 and a close date of 1/XX/2024, which is signed by borrower. The loan file does not include a Final HUD signed or stamped.
JCISKMVPG40	XX			XX		1	1	1	1	1	1	1	1
CP4TRF40LRO	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: Supplemental policy states bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraiser or have guaranteed replacement coverage verbiage. The appraisal states the cost new is $XX. The file contains a builders risk policy (p.129) with coverage of only $XX and does not have replacement cost verbiage.
C3DU3EDRGI2	XX			XX		1	1	1	1	1	1	1	1
E31MLRM3TL5	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Purchase Contract - EV R
																COMMENT: The contract of sale states there is a seller credit of $25,000 (p.139); however, the final Settlement Statement reflects a seller credit of $25,000 and then another seller credit of $XX for total seller credits of $XX. The loan file does not contain any amendments or addendum addressing the additional $XX credit.
OWIO0JAP0HB	XX			XX		1	1	1	1	1	1	1	1
MWT2T55EQZJ	XX			XX		1	1	1	1	1	1	1	1
M14LZ3NHNDL	XX			XX		1	1	1	1	1	1	1	1
MHYLIJI13F0	XX			XX		1	1	1	1	1	1	1	1
ZC1IMUC3WIR	XX			XX		1	1	1	1	1	1	1	1
CWXUYMTNXIG	XX			XX		1	1	1	1	1	1	1	1
KPYI3K0UUTB	XX			XX		1	1	1	1	1	1	1	1
3WBZCIH5CWW	XX			XX		1	1	1	1	1	1	1	1
T0JPI42PDOS	XX			XX		1	1	1	1	1	1	1	1
Y3CF5ZHVNXD	XX			XX		1	1	1	1	1	1	1	1
NOSVX0LLYHV	XX			XX		1	1	1	1	1	1	1	1
RZEBEX2VDON	XX			XX		1	1	1	1	1	1	1	1
DZIJBU3OBRV	XX			XX		1	1	1	1	1	1	1	1
GQCLUJ2AEN1	XX			XX		1	1	1	1	1	1	1	1
TJFIYQ3GUHL	XX			XX		1	1	1	1	1	1	1	1